Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net result	€ 856	€ 1,457
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	0	0
Remeasurements of defined benefit plans	969	483
Income tax relating to items that will not be reclassified	(256)	(115)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(11,199)	(1,349)
Gains / (losses) transferred to the income statement on disposal and impairment of available-for-sale investments	193	(218)
Changes in cash flow hedging reserve	(131)	(69)
Movement in foreign currency translation and net foreign investment hedging reserve	949	547
Equity movements of joint ventures	(41)	(1)
Equity movements of associates	(8)	(6)
Disposal of group assets	176	(3)
Income tax relating to items that may be reclassified	2,399	356
Other	5	18
Total other comprehensive income / (loss) for the period	(6,946)	(356)
Total comprehensive income / (loss)	(6,089)	1,101
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	(6,153)	1,092
Non-controlling interests	€ 64	€ 9